Performance Management	Jun. 30, 2024
BNY Mellon Concentrated Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

It is currently contemplated that, effective on or about March 28, 2025, BNY Mellon Tax Managed Growth Fund, a series of BNY Mellon Investment Funds IV, Inc., will be reorganized into the fund, at which time the fund will commence operations. The performance information shown below reflects that of Class I shares of the Predecessor Fund, which had a different fee structure than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The fund's investment objective, strategy, and policies are similar to those of the Predecessor Fund; however, there are certain differences. The Predecessor Fund's investment objective is to seek long-term capital appreciation consistent with minimizing realized capital gains. While not included in the fund's investment objective, BNY Mellon ETF Investment Adviser, LLC, the fund's investment adviser, and the sub-adviser believe the fund's investment strategy and the potential for greater tax efficiency offered by the fund's exchange-traded fund structure are consistent with a goal of minimizing realized capital gains. Unlike the Predecessor Fund, the fund is non-diversified, which means the fund may invest a relatively high percentage of its assets in a limited number of issuers. The performance returns shown are based on the Predecessor Fund's investment objective and strategy.

The following bar chart and table provide some indication of the risks of investing in the fund. Performance results shown in the bar chart and the performance table below reflect the performance of Class I shares of the Predecessor Fund. The bar chart shows changes in the Predecessor Fund's performance from year to year. The table compares the average annual total returns of the Predecessor Fund to those of the S&P 500® Index, a broad measure of market performance. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  More information related to performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	Past performance may have been different if the fund's current fee structure had been in place during the period.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q2, 2020: 20.86% Worst Quarter Q1, 2020: -16.08% (for the periods reflected in the bar chart)

Bar Chart Closing [Text Block]

Best Quarter
Q2, 2020: 20.86%

Worst Quarter
Q1, 2020: -16.08%

(for the periods reflected in the bar chart)

The year-to-date total return of the Predecessor Fund's Class I shares as of September 30, 2024 was 14.14%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	14.14%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Best Quarter
Lowest Quarterly Return	(16.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Narrative

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]

Average Annual Total Returns as of 12/31/23
Predecessor Fund – Class I	1 Year	5 Years	10 Years
Returns before taxes	20.46%	16.03%	10.61%
Returns after taxes on distributions	18.41%	14.35%	9.07%
Returns after taxes on distributions and sale of fund shares	13.47%	12.73%	8.34%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	26.27%	15.68%	12.02%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/23
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Dynamic Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Since the fund does not have a full calendar year of operations, past performance information for the fund is not presented in this prospectus. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance One Year or Less [Text]	Since the fund does not have a full calendar year of operations, past performance information for the fund is not presented in this prospectus.
Performance Availability Website Address [Text]	www.bny.com/investments